Liquidity and Management's Plans (Details) - USD ($) $ in Thousands				9 Months Ended
	Oct. 03, 2023	Apr. 24, 2023	Feb. 08, 2023	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity and Management Plans
Net working capital					$ 2,900	$ 6,500
Cash and cash equivalents and restricted cash					1,153	4,559	$ 4,667	$ 3,955	$ 22,815
Accounts receivable					$ 1,400	$ 1,700
Public offering
Liquidity and Management Plans
Gross proceeds from issuance of shares	$ 13,700	$ 13,700	$ 13,700	$ 10,200